Schedule of Geographic Area Information Includes Revenue (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2014 North America [Member] USD ($)	Dec. 31, 2014 North America [Member] CNY	Dec. 31, 2013 North America [Member] CNY	Dec. 31, 2012 North America [Member] CNY	Dec. 31, 2014 Other areas USD ($)	Dec. 31, 2014 Other areas CNY	Dec. 31, 2013 Other areas CNY	Dec. 31, 2012 Other areas CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 10,359,554	64,276,891	104,776,069	154,433,815	$ 6,764,231	41,969,350	85,483,458	144,311,839	$ 2,402,497	14,906,530	13,135,914	752,373	$ 1,192,826	7,401,011	6,156,697	9,369,603